EMPLOYEE BENEFIT PLAN (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
Contributions	$ 148	$ 172